ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 2.0%
551	General Dynamics Corporation	$ 178,838
848	Howmet Aerospace, Inc.	147,637
2,020	RTX Corporation	320,372
		646,847
	ASSET MANAGEMENT - 2.2%
642	Ameriprise Financial, Inc.	330,508
151	Blackrock, Inc.	170,198
1,965	Robinhood Markets, Inc., Class A(a)	204,419
		705,125
	AUTOMOTIVE - 0.8%
763	Tesla, Inc.(a)	254,743

	BANKING - 4.9%
6,822	Bank of America Corporation	346,148
2,098	JPMorgan Chase & Company	632,379
1,038	PNC Financial Services Group, Inc. (The)	215,323
5,361	Truist Financial Corporation	251,002
1,017	Wintrust Financial Corporation	139,624
		1,584,476
	BEVERAGES - 0.8%
1,812	PepsiCo, Inc.	269,354

	BIOTECH & PHARMA - 6.1%
1,833	AbbVie, Inc.	385,663
763	Amgen, Inc.	219,523
2,310	Bristol-Myers Squibb Company	108,986
523	Eli Lilly & Company	383,139
1,097	Gilead Sciences, Inc.	123,928
1,547	Johnson & Johnson	274,082
1,376	Merck & Company, Inc.	115,749
4,839	Pfizer, Inc.	119,814
543	Vertex Pharmaceuticals, Inc.(a)	212,324
		1,943,208

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3%
1,728	Cintas Corporation	$ 362,932
1,473	Republic Services, Inc.	344,638
		707,570
	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	195,624

	E-COMMERCE DISCRETIONARY - 3.2%
4,344	Amazon.com, Inc.(a)	994,776

	ELECTRIC UTILITIES - 2.2%
3,199	American Electric Power Company, Inc.	355,153
1,916	NextEra Energy, Inc.	138,048
2,161	Southern Company (The)	199,460
		692,661
	ELECTRICAL EQUIPMENT - 1.9%
950	Amphenol Corporation, Class A	103,417
1,475	Carrier Global Corporation	96,170
1,536	Itron, Inc.(a)	188,836
3,964	Mirion Technologies, Inc.(a)	81,262
960	Vertiv Holdings Company	122,448
		592,133
	ENGINEERING & CONSTRUCTION - 1.5%
763	EMCOR Group, Inc.	473,060

	FOOD - 0.7%
1,250	Hershey Company (The)	229,688

	GAS & WATER UTILITIES - 0.9%
1,239	American Water Works Company, Inc.	177,809
2,361	NiSource, Inc.	99,799
		277,608
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,793	Cardinal Health, Inc.	266,762

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
625	Labcorp Holdings, Inc.	$ 173,744
		440,506
	HOME CONSTRUCTION - 0.7%
1,801	PulteGroup, Inc.	237,768

	HOUSEHOLD PRODUCTS - 1.4%
2,871	Procter & Gamble Company (The)	450,862

	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	114,463

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
1,853	Nasdaq, Inc.	175,553

	INSURANCE - 4.0%
512	Assurant, Inc.	110,392
2,807	Hartford Insurance Group, Inc. (The)	371,395
1,642	Marsh & McLennan Companies, Inc.	337,940
2,998	MetLife, Inc.	243,917
2,829	W R Berkley Corporation	202,811
		1,266,455
	INTERNET MEDIA & SERVICES - 11.5%
4,528	Alphabet, Inc., Class A	964,056
1,144	Alphabet, Inc., Class C	244,278
1,700	Meta Platforms, Inc., Class A	1,255,791
487	Netflix, Inc.(a)	588,418
588	Spotify Technology S.A.(a)	400,945
2,076	Uber Technologies, Inc.(a)	194,625
		3,648,113
	LEISURE FACILITIES & SERVICES - 2.5%
900	Marriott International, Inc., Class A	241,074
613	McDonald's Corporation	192,200
741	Royal Caribbean Cruises Ltd.	269,146

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES - 2.5% (Continued)
1,173	Starbucks Corporation	$ 103,447
		805,867
	MACHINERY - 1.9%
1,229	Caterpillar, Inc.	515,000
3,737	Mueller Water Products, Inc., Class A - Series A	98,507
		613,507
	MEDICAL EQUIPMENT & DEVICES - 2.6%
1,684	Abbott Laboratories	223,399
2,140	Boston Scientific Corporation(a)	225,771
530	Stryker Corporation	207,447
333	Thermo Fisher Scientific, Inc.	164,076
		820,693
	OFFICE REIT - 0.3%
1,272	BXP, Inc.	92,233

	OIL & GAS PRODUCERS - 2.6%
2,532	Chevron Corporation	406,640
2,786	ConocoPhillips	275,730
1,290	Exxon Mobil Corporation	147,434
		829,804
	RESIDENTIAL REIT - 0.4%
943	Mid-America Apartment Communities, Inc.	137,508

	RETAIL - CONSUMER STAPLES - 2.1%
1,070	BJ's Wholesale Club Holdings, Inc.(a)	104,518
5,349	Walmart, Inc.	518,745
		623,263
	RETAIL - DISCRETIONARY - 2.8%
1,964	Advance Auto Parts, Inc.	119,784
1,136	Home Depot, Inc. (The)	462,091
2,216	TJX Companies, Inc. (The)	302,728
		884,603
	SEMICONDUCTORS - 10.5%
1,652	Advanced Micro Devices, Inc.(a)	268,665

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 10.5% (Continued)
1,737	Applied Materials, Inc.	$ 279,240
860	Broadcom, Inc.	255,755
1,162	Lam Research Corporation	116,374
1,827	Marvell Technology, Inc.	114,854
12,088	NVIDIA Corporation	2,105,489
932	Texas Instruments, Inc.	188,711
		3,329,088
	SOFTWARE - 11.2%
805	Cadence Design Systems, Inc.(a)	282,096
1,609	Intapp, Inc.(a)	73,998
339	Intuit, Inc.	226,113
2,489	Microsoft Corporation	1,261,151
848	Okta, Inc.(a)	78,669
1,515	Oracle Corporation	342,587
859	Palantir Technologies, Inc., Class A(a)	134,614
1,099	Palo Alto Networks, Inc.(a)	209,381
740	Salesforce, Inc.	189,625
788	Synopsys, Inc.(a)	475,574
1,271	Zoom Video Communications, Inc.(a)	103,485
646	Zscaler, Inc.(a)	178,974
		3,556,267
	SPECIALTY FINANCE - 1.7%
1,600	American Express Company	530,048

	TECHNOLOGY HARDWARE - 6.9%
5,591	Apple, Inc.	1,297,895
998	Arista Networks, Inc.(a)	136,277
3,653	Cisco Systems, Inc.	252,386
2,405	Corning, Inc.	161,207
497	Fabrinet(a)	164,651
2,335	Pure Storage, Inc., Class A(a)	181,219
		2,193,635
	TECHNOLOGY SERVICES - 3.3%
850	Accenture PLC, Class A	220,975

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 3.3% (Continued)
1,128	Global Payments, Inc.	$ 100,189
713	International Business Machines Corporation	173,608
857	Leidos Holdings, Inc.	155,048
512	Moody's Corporation	260,997
2,987	Toast, Inc., Class A(a)	134,714
		1,045,531
	TELECOMMUNICATIONS - 1.0%
1,314	T-Mobile US, Inc.	331,115

	TOTAL COMMON STOCKS (Cost $16,735,024)	31,693,755

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
74,379	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.13% (Cost $74,379)(b)	74,379

	TOTAL INVESTMENTS - 100.1% (Cost $16,809,403)	$ 31,768,134
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(28,114)
	NET ASSETS - 100.0%	$ 31,740,020

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 1.2%
1,890	Moog, Inc., Class A	$ 370,157

	ASSET MANAGEMENT - 1.9%
2,811	Virtus Investment Partners, Inc.	566,220

	BANKING - 16.3%
8,881	1st Source Corporation	572,113
4,238	Bank7 Corporation	210,247
9,943	Capital City Bank Group, Inc.	436,100
4,323	FB Financial Corporation	232,059
9,727	First Business Financial Services, Inc.	508,917
7,138	First Mid Bancshares, Inc.	288,661
22,009	HBT Financial, Inc.	583,017
6,380	Horizon Bancorp, Inc.	107,567
10,433	Independent Bank Corporation (MI)	343,141
6,923	Mercantile Bank Corporation	340,958
25,613	Shore Bancshares, Inc.	440,287
3,510	Sierra Bancorp	107,617
10,983	SmartFinancial, Inc.	404,724
9,770	Univest Financial Corporation	309,416
		4,884,824
	BIOTECH & PHARMA - 1.4%
43,364	Amneal Pharmaceuticals, Inc.(a)	414,560

	CHEMICALS - 1.5%
6,716	Intrepid Potash, Inc.(a)	204,368
2,244	Materion Corporation	248,635
		453,003
	COMMERCIAL SUPPORT SERVICES - 6.7%
918	CRA International, Inc.	177,872
3,543	Huron Consulting Group, Inc.(a)	485,249
38,165	Quad/Graphics, Inc.	254,179
2,732	UniFirst Corporation	485,804

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 6.7% (Continued)
16,099	Viad Corporation(a)	$ 600,494
		2,003,598
	CONSUMER SERVICES - 1.3%
7,334	Carriage Services, Inc.	321,083
4,940	Coursera, Inc.(a)	56,810
		377,893
	CONTAINERS & PACKAGING - 1.0%
4,748	Greif, Inc., Class A	310,092

	ELECTRICAL EQUIPMENT - 7.7%
12,715	Allient, Inc.	577,007
4,139	Itron, Inc.(a)	508,849
330	Kimball Electronics, Inc.(a)	9,527
6,600	nLight, Inc.(a)	190,080
3,137	SPX Technologies, Inc.(a)	586,964
1,471	Watts Water Technologies, Inc., Class A	407,320
		2,279,747
	ENGINEERING & CONSTRUCTION - 6.6%
4,865	Bowman Consulting Group Ltd.(a)	207,881
8,595	Centuri Holdings, Inc.(a)	182,558
822	Comfort Systems USA, Inc.	578,178
7,330	Frontdoor, Inc.(a)	445,298
47,082	Great Lakes Dredge & Dock Corporation(a)	548,976
		1,962,891
	FOOD - 1.6%
5,880	Mission Produce, Inc.(a)	73,559
10,985	Phibro Animal Health Corporation, Class A	407,213
		480,772
	HEALTH CARE FACILITIES & SERVICES - 4.0%
76,243	Aveanna Healthcare Holdings, Inc.(a)	609,943
10,682	Enhabit, Inc.(a)	84,174
34,020	LifeStance Health Group, Inc.(a)	186,430
8,270	Pennant Group, Inc. (The)(a)	198,563

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.0% (Continued)
7,482	SI-BONE, Inc.(a)	$ 124,725
		1,203,835
	HOUSEHOLD PRODUCTS - 0.4%
3,655	Central Garden & Pet Company, Class A(a)	120,725

	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.4%
4,207	AZZ, Inc.	474,928
5,736	Gibraltar Industries, Inc.(a)	359,016
3,800	Proto Labs, Inc.(a)	189,278
		1,023,222
	INDUSTRIAL SUPPORT SERVICES - 0.8%
7,075	Resideo Technologies, Inc.(a)	240,904

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
3,500	Marex Group plc	123,760
1,854	StoneX Group, Inc.(a)	189,423
		313,183
	INSURANCE - 0.9%
5,000	Hippo Holdings, Inc.(a)	169,050
180	Palomar Holdings, Inc.(a)	22,144
2,564	United Fire Group, Inc.	78,817
		270,011
	INTERNET MEDIA & SERVICES - 2.0%
14,278	EverQuote, Inc.(a)	331,964
40,195	Marqeta, Inc., Class A(a)	255,841
		587,805
	LEISURE FACILITIES & SERVICES - 4.5%
21,500	Accel Entertainment, Inc.(a)	249,185
62,089	Global Business Travel Group I(a)	517,822
2,063	Light & Wonder, Inc.(a)	190,766
10,827	Potbelly Corporation(a)	140,101
15,600	Super Group SGHC Ltd.	181,428
10,400	Target Hospitality Corporation(a)	94,328
		1,373,630

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MACHINERY - 3.2%
980	ESCO Technologies, Inc.	$ 196,892
4,706	Federal Signal Corporation	578,791
3,923	Graham Corporation(a)	192,423
		968,106
	MEDICAL EQUIPMENT & DEVICES - 1.3%
51,410	Bioventus, Inc.(a)	380,434

	METALS & MINING - 0.7%
24,875	Hecla Mining Company	211,686

	MULTI ASSET CLASS REIT - 1.6%
19,958	One Liberty Properties, Inc.	476,797

	MULTI ASSET CLASS REITS - 2.0%
29,976	Alexander & Baldwin, Inc.	579,735

	OIL & GAS PRODUCERS - 1.0%
11,934	Excelerate Energy, Inc., Class A	291,428

	OIL & GAS SERVICES & EQUIPMENT - 0.6%
17,862	Newpark Resources, Inc.(a)	185,765

	REAL ESTATE SERVICES - 1.9%
31,394	Newmark Group, Inc., Class A	571,685

	RETAIL REIT - 1.7%
15,134	Saul Centers, Inc.	517,129

	SOFTWARE - 7.0%
5,730	Adeia, Inc.	86,179
7,500	Alkami Technology, Inc.(a)	192,000
11,700	Appian Corporation, Class A(a)	360,126
9,025	Asana, Inc., Class A(a)	131,765
19,900	Backblaze, Inc., Class A(a)	166,165

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SOFTWARE - 7.0% (Continued)
62,000	CS Disco, Inc.(a)	$ 339,140
37,570	EverCommerce, Inc.(a)	433,933
8,027	Intapp, Inc.(a)	369,162
		2,078,470
	SPECIALTY FINANCE - 4.5%
3,218	FirstCash Holdings, Inc.	473,915
1,700	LendingTree, Inc.(a)	115,515
38,585	OppFi, Inc.	393,953
24,725	Paysign, Inc.(a)	128,076
13,637	PRA Group, Inc.(a)	233,056
		1,344,515
	STEEL - 2.7%
2,025	Carpenter Technology Corporation	487,782
5,876	Northwest Pipe Company(a)	311,193
		798,975
	TECHNOLOGY HARDWARE - 0.9%
6,222	TTM Technologies, Inc.(a)	277,315

	TECHNOLOGY SERVICES - 2.2%
2,825	Cass Information Systems, Inc.	121,814
2,408	MAXIMUS, Inc.	211,711
15,560	Paysafe Ltd.(a)	219,552
14,085	Priority Technology Holdings, Inc.(a)	117,891
		670,968
	TELECOMMUNICATIONS - 0.4%
1,550	Globalstar, Inc.(a)	46,392
4,360	Spok Holdings, Inc.	79,177
		125,569
	TRANSPORTATION & LOGISTICS - 2.0%
5,087	Covenant Logistics Group, Inc.	122,749
5,588	Golar LNG Ltd.	244,866
1,980	SkyWest, Inc.(a)	240,372
		607,987

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.4%
929	Climb Global Solutions, Inc.	$ 114,787

	TOTAL COMMON STOCKS (Cost $24,914,870)	29,438,423

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
439,547	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.13% (Cost $439,547)(b)	439,547

	TOTAL INVESTMENTS - 99.8% (Cost $25,354,417)	$ 29,877,970
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	58,435
	NET ASSETS - 100.0%	$ 29,936,405

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 3.1%
5,123	General Dynamics Corporation	$ 1,662,773
3,870	L3Harris Technologies, Inc.	1,074,389
2,740	Lockheed Martin Corporation, Class B	1,248,426
		3,985,588
	ASSET MANAGEMENT - 2.7%
3,110	Blackrock, Inc.	3,505,405

	BANKING - 13.4%
35,946	Bank of America Corporation	1,823,900
13,117	Citigroup, Inc.	1,266,709
13,823	Citizens Financial Group, Inc.	722,666
39,074	Fifth Third Bancorp	1,788,417
22,034	JPMorgan Chase & Company	6,641,488
6,946	PNC Financial Services Group, Inc. (The)	1,440,878
33,154	US Bancorp	1,618,910
25,473	Wells Fargo & Company	2,093,371
		17,396,339
	BEVERAGES - 2.6%
28,068	Coca-Cola Company (The)	1,936,411
9,390	PepsiCo, Inc.	1,395,824
		3,332,235
	BIOTECH & PHARMA - 7.4%
13,190	AbbVie, Inc.	2,775,176
7,600	Gilead Sciences, Inc.	858,572
16,553	Johnson & Johnson	2,932,696
21,036	Merck & Company, Inc.	1,769,548
51,899	Pfizer, Inc.	1,285,019
		9,621,011
	CABLE & SATELLITE - 0.9%
32,830	Comcast Corporation, Class A	1,115,235

	CHEMICALS - 0.6%
10,404	DuPont de Nemours, Inc.	800,276

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.7%
8,491	Pentair PLC	$ 913,037

	ELECTRIC UTILITIES - 3.2%
10,331	American Electric Power Company, Inc.	1,146,948
16,028	Public Service Enterprise Group, Inc.	1,319,585
19,028	Southern Company (The)	1,756,284
		4,222,817
	ELECTRICAL EQUIPMENT - 1.3%
16,453	Johnson Controls International plc	1,758,661

	GAMING REITS - 0.4%
12,029	Gaming and Leisure Properties, Inc.	577,512

	HEALTH CARE FACILITIES & SERVICES - 1.5%
3,933	Cigna Group (The)	1,183,321
2,671	UnitedHealth Group, Inc.	827,663
		2,010,984
	HEALTH CARE REIT - 0.4%
30,407	Healthpeak Properties, Inc.	545,502

	HOUSEHOLD PRODUCTS - 2.5%
21,045	Procter & Gamble Company (The)	3,304,907

	INDUSTRIAL REIT - 1.1%
12,494	Prologis, Inc.	1,421,567

	INFRASTRUCTURE REIT - 0.6%
7,436	Crown Castle, Inc.	737,205

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
21,307	Bank of New York Mellon Corporation (The)	2,250,019

	INSURANCE - 5.5%
7,304	Arthur J. Gallagher & Company	2,211,286

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 5.5% (Continued)
31,757	MetLife, Inc.	$ 2,583,750
21,108	Prudential Financial, Inc.	2,314,703
		7,109,739
	INTERNET MEDIA & SERVICES - 3.2%
8,831	Alphabet, Inc., Class A	1,880,208
3,049	Meta Platforms, Inc., Class A	2,252,297
		4,132,505
	LEISURE FACILITIES & SERVICES - 1.5%
6,089	McDonald's Corporation	1,909,145

	MACHINERY - 6.2%
6,413	Caterpillar, Inc.	2,687,304
2,947	Deere & Company	1,410,552
5,219	Parker-Hannifin Corporation	3,963,048
		8,060,904
	MEDICAL EQUIPMENT & DEVICES - 3.4%
8,191	Abbott Laboratories	1,086,618
6,356	Becton Dickinson and Company	1,226,581
3,703	Danaher Corporation	762,151
14,513	Medtronic PLC	1,346,952
		4,422,302
	MULTI ASSET CLASS REIT - 0.7%
14,226	WP Carey, Inc.	954,565

	OIL & GAS PRODUCERS - 6.5%
22,869	ConocoPhillips	2,263,345
32,544	Exxon Mobil Corporation	3,719,453
74,017	Kinder Morgan, Inc.	1,996,979
12,691	Ovintiv, Inc.	534,545
		8,514,322
	RETAIL - CONSUMER STAPLES - 2.4%
32,695	Walmart, Inc.	3,170,761

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 2.6%
8,353	Home Depot, Inc. (The)	$ 3,397,750

	SEMICONDUCTORS - 3.0%
7,167	Broadcom, Inc.	2,131,394
11,478	QUALCOMM, Inc.	1,844,859
		3,976,253
	SOFTWARE - 2.6%
6,830	Microsoft Corporation	3,460,693

	SPECIALTY FINANCE - 0.6%
14,084	Fidelity National Financial, Inc.	843,209

	SPECIALTY REITS - 1.0%
10,031	Lamar Advertising Company, Class A	1,276,445

	TECHNOLOGY HARDWARE - 2.5%
46,838	Cisco Systems, Inc.	3,236,037

	TECHNOLOGY SERVICES - 3.4%
2,750	Accenture PLC, Class A	714,918
3,606	Automatic Data Processing, Inc.	1,096,404
3,587	Broadridge Financial Solutions, Inc.	916,909
6,845	International Business Machines Corporation	1,666,689
		4,394,920
	TELECOMMUNICATIONS - 3.2%
71,311	AT&T, Inc.	2,088,699
49,941	Verizon Communications, Inc.	2,208,890
		4,297,589
	TOBACCO & CANNABIS - 3.7%
22,016	Altria Group, Inc.	1,479,695
20,282	Philip Morris International, Inc.	3,389,731
		4,869,426
	TRANSPORTATION & LOGISTICS - 2.4%
40,882	CSX Corporation	1,329,074

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4% (Continued)
4,765	Norfolk Southern Corporation	$ 1,334,104
4,934	United Parcel Service, Inc., Class B	431,429
		3,094,607
	TRANSPORTATION EQUIPMENT - 1.1%
3,679	Cummins, Inc.	1,465,861

	TOTAL COMMON STOCKS (Cost $97,656,889)	130,085,333

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
432,213	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.13% (Cost $432,213)(a)	432,213

	TOTAL INVESTMENTS - 99.9% (Cost $98,089,102)	$ 130,517,546
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	106,298
	NET ASSETS - 100.0%	$ 130,623,844

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.